Earnings Per Share - Basic and Diluted Earning Per Share (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income used in calculating earnings per share-basic and diluted	¥ 442,718,263	$ 63,592,500	¥ 371,711,219	¥ 273,535,224
Common Class A
Weighted average shares outstanding
Weighted average shares outstanding basic and diluted	67,315,727	67,315,727	62,860,578	48,635,252
Allocation of undistributed earnings — basic and diluted:
Allocation of undistributed earnings - basic	¥ 291,950,431	$ 41,936,056	¥ 235,665,522	¥ 145,628,165
Basic and diluted earnings per share:
Basic and diluted earnings per share | (per share)	¥ 4.34	$ 0.62	¥ 3.75	¥ 2.99
Common Class B
Weighted average shares outstanding
Weighted average shares outstanding basic and diluted	34,762,909	34,762,909	36,288,343	42,716,957
Allocation of undistributed earnings — basic and diluted:
Allocation of undistributed earnings - basic	¥ 150,767,832	$ 21,656,444	¥ 136,045,697	¥ 127,907,059
Basic and diluted earnings per share:
Basic and diluted earnings per share | (per share)	¥ 4.34	$ 0.62	¥ 3.75	¥ 2.99